SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Group in preparing these financial statements.

Basis of preparation—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accounting records of the Group are maintained in accordance with the provisions of the Greek Company Law, the Greek Banking Chart of Accounts, the Code for the Tax Recording of Transactions in accordance with Greek Law 4308/2014 and the Bank of Greece regulations (collectively, Greek GAAP), except for foreign subsidiaries which maintain their accounting records in accordance with the legislation and regulations of the country in which they operate. Necessary adjustments are made, for financial reporting purposes, in order to comply with U.S. GAAP.

The Group’s consolidated income statement for the twelve month period ended December 31, 2017 has been prepared stating separately continuing operations from discontinued operations, the latter relating to United Bulgarian Bank (“UBB”), Interlease E.A.D. (“Interlease”), the South African Bank of Athens Ltd (“S.A.B.A.”), Ethniki Hellenic General Insurance S.A. (“NIC”), Vojvodjanska Banka a.d. Novi Sad (“Vojvodjanska”), NBG Leasing d.o.o. Belgrade (“NBG Leasing doo”), Banka Romaneasca S.A. (“Romaneasca”) and Bank NBG Albania Sh.a. (“NBG Albania”) in accordance with Accounting Standards Codification (“ASC’) 205-20 “Discontinued Operations”. The comparative income statements for the years 2016 and 2015 have been restated accordingly. Group’s consolidated balance sheet as at December 31, 2016 has also been restated for discontinued operations i.e. UBB A.D., Interlease, S.A.B.A., NIC, Vojvodjanska, NBG Leasing doo, Romaneasca and NBG Albania. Long lived assets held for sale and the liabilities directly associated with long lived assets held for sale in the balance sheet for the year 2017, comprise S.A.B.A., NIC, Romaneasca and NBG Albania (see Note 17).

Going concern

Liquidity

Total Eurosystem funding significantly reduced during 2017 at EUR 2.8 billion as at December 31, 2017 (December 31, 2016: EUR 12.3 billion), all of which related to European Central Bank (“ECB”) funding (December 31, 2016: EUR 6.7 billion from ECB and EUR 5.6 billion from Emergency Liquidity Assistance (“ELA”)). Furthermore, as of December 31, 2017 the Bank had entered into secure interbank transactions with foreign financial institutions of EUR 3.4 billion, while the Bank’s ELA liquidity buffer stood at EUR 9.4 billion (cash value).

Capital adequacy

The Group’s Common Equity Tier 1 (“CET1”) ratio at December 31, 2017 was 17.0% exceeding the Supervisory Review and Evaluation process (“SREP”) ratio of 12.25% and 12.875% for 2017 and 2018, respectively (see Note 34).

Macroeconomic developments

After a slight decline of 0.3% year-over-year (“y-o-y”) in real Gross Domestic Product (“GDP”, in constant prices) in 2016, GDP growth entered positive territory in 2017 (+1.3%, y-o-y), mainly supported by a notable rebound in gross capital formation (14.9% y-o-y in 2017), which added 1.8 pps to annual production growth and compensated for the subdued private consumption (0.1% y-o-y, in the same period). In fact, this is the strongest GDP performance in ten years, following a cumulative contraction of 26.1%, y-o-y, between 2008 and 2016, despite the tighter-than-initially-expected fiscal conditions in 2017. Deflation ended in 2017, with the consumer price index increasing by 1.1%, y-o-y, following an annual average decline of 1.2% in 2013-2016.

An increasing number of coincident and economic confidence indicators, especially for the business sector, showed a significant improvement over the course of 2017, which continued in early 2018 (with some of these indicators returning to pre-crisis levels in the first four months of 2018), suggesting that economic activity is going to gain additional traction in 2018. A further improvement in Greece’s economic performance in 2018 is expected to be buoyed by declining uncertainty and a sustainable lowering in Greece’s sovereign risk premia, a consistently strong tourism performance – exemplified by the favourable dynamics in early tourism bookings for 2018 – and inflows of the Third Program funding (in conjunction with synergies from Juncker Plan, European Investment Bank (“EIB”) financing and private funds), which will support liquidity creation and business investment. A positive impact on household disposable income from the sustainable improvement in labour market conditions, combined with a pick-up in hourly labour compensation in more competitive sectors, are expected to support a higher private consumption compared to 2017 (0.5% y-o-y, in 2018, according to European Commission estimates). Greece’s economic performance will be also supported by the healthy increase in economic activity in the Euro area – Greece’s major market for exports of goods and services – which is expected to reach 2.3% y-o-y in 2018 from 2.4% y-o-y in 2017 (according to the latest estimates of the European Commission), overperforming compared to other major developed economies. Against this backdrop, Greece’s GDP growth is expected to reach 2.0%, y-o-y, on average, in 2018, according to the latest estimates of the European Commission and the International Monetary Fund (the “IMF”). However, the recovery remains susceptible to downside risks related, inter alia, to the additional fiscal effort to meet the medium term fiscal targets (a primary surplus in General Government Budget of 3.5% of GDP in 2018-2022), a slower-than-initially-expected improvement in liquidity conditions and the vulnerable financial position of a significant number of households and small business units, following the multiyear crisis. A potential emergence of adverse external factors affecting export demand, euro’s exchange rates against other trade partners, imported inputs’ prices (especially energy costs) or financial and monetary conditions internationally, could weigh on Greece’s economic performance.

The fiscal overperformance continued in 2017, when Greece exceeded the 1.75% of GDP primary surplus program-target for 2017 by a margin of almost 2.5% of GDP. Nonetheless, maintaining this favourable momentum in fiscal adjustment remains highly dependent on an increasing revenue performance, which, in turn, could further weigh on private sector’s financial position. Moreover, the achievement of this fiscal target is likely to take, again, an additional toll on the pace of improvement of liquidity conditions and private sector’s debt servicing capacity.

As regards the upcoming disbursements for 2018, following the completion of the third review of the Third Program in early March 2018, the Institutions decided the disbursement of the fourth tranche of the European Stability Mechanism (“ESM”) Program amounting to EUR 6.7 billion to cover current financing needs, further arrears clearing and “to support the build-up of the cash buffer of the Greek State, in order to support Greece’s return to the market”. The amount is planned to be disbursed in two instalments, beginning with a first instalment of EUR 5.7 billion which was disbursed in late-March 2018, whereas the second disbursement of EUR 1 billion will be used for arrears clearance and will be disbursed between May and mid-June 2018, upon completion of the necessary actions by the Greek government. A timely completion of the fourth review of the Third Program, which will unlock additional funding resources up to an amount of EUR 11.7 billion and set the stage for a successful completion of the Third Program, along with the accumulation of a sizeable cash buffer (financed by Program funds and sovereign bond issuance) by the Greek State – with a view to fully cover its debt servicing needs in a 2-year period – is expected to provide a considerable boost in activity and economic confidence and more than compensate for the drag from the new fiscal measures.

The capacity of the Hellenic Republic to re-access the markets for financing its maturing debt on a sustainable basis, following the successful issuance of a 7-year bond and 12-month Treasury bill in February 2018 and in March 2018, respectively, which have raised EUR 4 billion in total, is a critical step for the country’s return to economic normalcy. A timely completion of the fourth review, along with the provision of further detail on the specifics of the medium and long-term strategy for reducing public debt servicing costs are expected to support the efforts of the Hellenic Republic to access the markets on a sustainable basis.

Nevertheless, Greece’s sovereign and private debt valuations and economic conditions, in general, are unlikely to remain unaffected in the event of a significant adjustment in international markets and/or a protracted increase in volatility internationally, despite the supportive role of improving macroeconomic stability domestically. A significant delay in the completion of the fourth review, possible uncertainties regarding the additional debt relief measures by the official lenders, agreed in the Eurogroup of May 25, 2016, and further specified in Eurogroups of June 15, 2017 and March 12, 2018, or an insufficient build-up of the liquidity buffer, could give rise to negative confidence and liquidity effects, delay the relaxation of capital controls and exert additional downward pressures on collateral valuations – especially real estate – along with the additional pressure on demand from fiscal measures. External factors related to the risk of a deterioration in financial or broader macroeconomic conditions in the Euro area or globally, geopolitical risks and/or a further appreciation in energy prices could create downside risks to Greece’s economic performance.

2018 Stress Test

Between February and April 2018, the ECB conducted a Stress Test Exercise on the four Greek Systemic Banks. The exercise was performed following the same approach of European Banking Authority (“EBA”) exercise in terms of methodology, templates, scenarios and quality assurance of the results. The 2018 Stress Test results were published on May 5, 2018 and ECB has not requested NBG to submit a capital plan.

Going concern conclusion

Management concluded that the Bank is a going concern after considering (a) the elimination of ELA reliance, the decrease of ECB funding and current access to the Eurosystem facilities with significant collateral buffer (b) the Bank’s and the Group’s CET1 ratio of December 31, 2017 which exceeded SREP requirements even after the adoption of IFRS 9 and (c) the recent developments regarding the Greek economy and the latest estimates regarding macroeconomic indicators, as discussed above.

Principles of consolidation—The consolidated financial statements of the Group include the accounts of the Bank and its direct and indirect subsidiaries, other than variable interest entities (“VIEs”), in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control, for entities in which the equity holders have substantive voting interests. The Group also consolidates VIEs where the Group is the primary beneficiary. The Group consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE’s economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE. The effects of inter-company transactions and balances have been eliminated. Changes in an ownership interest in a subsidiary that does not result in the Group losing control over the subsidiary are accounted for as equity transactions.

Subsequent events—All material events that occurred after the latest balance sheet date and before the financial statements were issued, have been either recognized or disclosed in the Notes to the consolidated financial statements.

Foreign currency translation—Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. The functional currency is the local currency for the majority of the foreign operations. The assets, liabilities and equity are translated, for consolidation purposes, from the other local currencies to the reporting currency, EUR, at the current exchange rates. The resulting gains or losses are reported as a component of other comprehensive income and losses within shareholder’s equity. Transactions executed in other than local currencies are first translated into the local reporting currency. Any related currency exchange adjustments are included in net trading profit/(loss).

Statement of cash flows—For the purposes of the consolidated statements of cash flows, cash and cash equivalents are defined as the sum of the amounts included in the balance sheet line item “Cash and due from banks” and line item “Cash and due from banks” of discontinued operations and long-lived assets held for sale (see Note 17).

Securities: Trading, Available-for-Sale (AFS), Held-to-Maturity (HTM)—Debt securities are classified as trading, available-for-sale or held-to-maturity and equity securities are classified as trading or available-for-sale, based on management’s intention on the date of purchase. Debt securities which management has the positive intent and ability to hold to maturity are classified as held-to-maturity and are reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of resale in the near term are classified as trading instruments and are stated at fair value with realized and unrealized gains and losses included in net trading gain/(loss). All other debt and equity securities are classified as available for sale and carried at fair value with net unrealized gains and losses included in accumulated other comprehensive income/(loss) on a net of tax basis. Interest and dividends on securities, including amortization of premiums and accretion of discounts are included in interest income. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis determined using the average cost method at the individual security level. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive income/(loss) for available-for-sale securities, while such losses related to held-to-maturity securities are not recorded, as these investments are carried at their amortized cost (less any other-than-temporary impairment).

The Group conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether an Other-than-Temporary-Impairment (“OTTI”) exists. Any credit related OTTI related to debt securities that the Group does not plan to sell and is not likely to be required to sell, is recognized in income statement as unrealized losses, with the non-credit related OTTI retained in accumulated other comprehensive income/(loss). For other impaired debt securities and equity securities, the entire OTTI is recognized in earnings as unrealized losses.

Factors considered in determining whether a loss is temporary include (a) the length of time for which fair value has been below cost; (b) the severity of the impairment; (c) the cause of the impairment and the financial condition and near-term prospects of the issuer; (d) activity in the market of the issuer which may indicate adverse credit conditions; and (e) the Group’s ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

For investments in equity securities (including mutual fund units), the Group considers the various factors described above, including its intent and ability to hold the equity security for a period of time sufficient for recovery of cost. When the Group lacks that intent or ability, the security’s decline in fair value is deemed to be other than temporary and is recorded in income statement. In general, a significant and prolonged unrealized loss is an OTTI unless significant and robust evidence to the contrary exists.

Available-for-sale equity securities deemed to be other-than-temporarily impaired are written down to fair value, with the full difference between fair value and cost recognized in earnings.

Reclassifications between categories of investments—When rare circumstances cause significant deterioration in the trading activity or substantially affect the observable prices of investment securities classified in the trading category, the Group reclassifies such securities out of the trading category and into the held-to-maturity or available-for-sale categories, provided the securities meet the definition of the respective category at the date of reclassification. Such reclassifications can occur only once, in response to a single rare event.

If there is a change in intention or ability to hold a debt security to maturity, the Group reclassifies such securities out of the available-for-sale category and into the held-to-maturity category, provided the instruments meet the definition of the latter, at the date of reclassification.

For securities reclassified as described above, the fair value at the date of reclassification becomes the new amortized cost at that date.

When the securities reclassified out of the trading category include embedded derivatives, the Group reassesses at the reclassification date, whether the embedded derivatives need to be separated from the host contract, on the basis of the circumstances that existed when the Group became a party to the contract.

When a sale of held-to-maturity securities represents a material contradiction with the Group’s stated intent to hold those securities to maturity or when a pattern of such sales has occurred, any remaining held-to-maturity securities are reclassified to available-for-sale. The reclassification is recorded in the reporting period in which the sale occurs and is accounted for as a transfer. The transfer is accounted for at fair value and the unrealized holding gain or loss at the date of the transfer is reported in other comprehensive income. The securities’ amortized cost basis carries over to the available-for-sale category for the subsequent amortization of the historical premium or discount, the comparisons of fair value and amortized cost for the purpose of determining unrealized holding gains and losses and the required disclosures of amortized cost.

Derivatives—The Group maintains an overall risk management strategy that incorporates the use of derivative instruments to reduce certain risks related to interest rate and foreign currency volatility. On the date the Group enters into a derivative contract, the Group designates the derivative instrument as either hedging or as a freestanding derivative instrument. At December 31, 2016 and 2017 the Group did not have any of its derivative instruments designated as hedging instruments. For freestanding derivative instruments, changes in fair values are reported in current period net income and included in the net trading gain/(loss).

All derivatives are recognized on the consolidated balance sheet at fair value, including unpaid accrued interest, without taking into consideration the effects of legally enforceable master netting agreements that allow the Group to settle positive and negative positions and offset cash collateral held with the same counterparty on a net basis, only to the extent that an event of default has occurred. Derivatives are recorded as derivative assets or liabilities. If the Group intends to offset, derivative asset and liability positions are presented net by counterparty on the consolidated balance sheet when a valid master netting agreement exists and the other conditions set out in ASC 210-20, Balance Sheet—Offsetting, are met. The Group’s Management exercises judgment in determining the fair value of financial assets and liabilities. For exchange traded contracts, fair value is based on quoted market prices. For non-exchange traded contracts, fair value is based on pricing models, discounted cash flow analysis or quoted prices for instruments with similar characteristics. Valuations of derivative assets and liabilities reflect the value of the instrument including the values associated with counterparty risk. These values also take into account the Group’s own credit standing, thus the valuation of the derivative instruments includes the value of the net credit differential between the counterparties to the derivative contract.

The Group occasionally purchases or issues financial instruments containing embedded derivatives. The embedded derivative is separated from the host contract and carried at fair value if the economic characteristics and risks of the derivative are not clearly and closely related to the economic characteristics of the host contract.

Offsetting—Financial assets and liabilities are offset and the net amount is reported in the consolidated balance sheet when, and only when there is a legally enforceable right to offset the recognized amounts and there is an intention to realize the asset and settle the liability simultaneously or on a net basis.

Equity method investments—Equity investments in which the Group exercises significant influence but does not control, are initially recorded at cost and the carrying amount of the investments is adjusted to recognize the Group’s share of the profit or losses of investees after the date of acquisition. The amount of the adjustment, after elimination of any intercompany gains and losses and impairment of goodwill, if any, is included in the determination of the Group’s net income. Dividends received by the Group from its equity method investments reduce the carrying amount of those investments.

The excess of the cost of acquisition of the investments and the Group’s equity in the investee’s underlying net assets represents purchased goodwill. Equity method investment goodwill is not amortized but all equity investments are reviewed for impairment annually.

Loans and leases—Loans are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance.

Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment to the yield of the related loans.

Investments in purchased loans or group of loans include the amount paid to the seller plus any fees paid or less any fees received. All other costs incurred in connection with acquiring purchased loans or committing to purchase loans are charged to expense as incurred. When the initial investment differs from the related loan’s principal amount at the date of purchase, the difference is recognized as an adjustment of yield over the life of the loan.

Purchased loans with evidence of credit quality deterioration for which it is probable that the Group will not receive all contractually required payments receivable are accounted for as purchased credit impaired loans (“PCI loans”). The excess of the cash flows expected to be collected on PCI loans, measured as of the acquisition date, over the estimated fair value is referred to as the accretable yield and is recognized in interest income over the remaining life of the loan using a level yield methodology.

Loans also include aggregate rentals on lease financing transactions and residual values net of related unearned income. Lease financing transactions represent direct financing leases. Unearned income is amortized under a method that results in an approximate level rate of return when related to the unrecovered lease investment.

A loan is determined to be past due when any amount with respect to the loan is not collected when contractually due.

The Group has identified two portfolio segments in accordance with ASC 310-10-20 and its internal policies, consumer loans and commercial loans. Consumer loans consist of a large number of homogeneous loans of small amounts given to individual borrowers. Therefore, the consumer loans portfolio is diversified and more resilient to specific risks associated with individual borrowers, but may be more severely affected by changes in macroeconomic conditions (e.g. GDP evolution, unemployment and disposable income). Commercial loans in general consist of large exposures to fewer borrowers to cover their business financing needs. The commercial loans portfolio is less diversified, and therefore, more vulnerable to risks associated with individual borrowers.

Write-offs—The Group’s write-off policy prescribes which loans and receivables fall into its scope and the criteria that must be met for each type of asset in order for each write-off to be approved by the relevant competent committee.

Loan amounts to be written off for accounting purposes are individually identified and fully provided for.

For all loan amounts written-off for accounting purposes, documentation is retained and is available to evidence and support the reasoning for the write-off and that the appropriate actions have been taken.

The following factors are taken into consideration when qualifying a loan for write-off:

(i) The past due status of the loan.

(ii) The existence of collateral held by the Group to secure the loan and the ability to liquidate that collateral.

(iii) The status of legal actions undertaken by the Group as well as the results of recent research regarding the borrower’s real estate property. However, completion of such legal actions is not a necessary condition to write-off a loan if the claim against the borrower would remain valid after the loan is written-off.

(iv) The existence of other assets held by the borrower identified through available databases.

(v) An assessment of the costs expected to be incurred for pursuing recovery compared to the expected recovery.

In particular:

(i) Mortgages are written-off for accounting purposes after a maximum period in past-due of at least 10 years and when there is no realistic prospect of recovering those amounts. The competent business units ensure that all appropriate actions have been taken in order to collect and no further recovery action is possible or practicable.

(ii) Unsecured consumer, credit card and Small Business Lending (“SBL”) exposures may not be written-off for accounting purposes even after a period of at least five years after the agreement is terminated.

(iii) Corporate and secured SBL exposures are considered for write-off for accounting purposes on a case by case analysis, based on the general requirements (i)-(v) above.

In specific cases corroborated with legal evidence, such as for example fraud or bankruptcy of the borrower, exposures can be written-off for accounting purposes regardless of whether the criteria above are satisfied.

Written-off loans, either retail or corporate, are monitored until completion and exhaustion of legal actions, having taken into consideration the efforts and cost required.

Write-offs are approved by each competent committee in accordance with its authority limits prescribed in its charter.

Non-accruing loans—In general, for domestic loans the accrual of interest is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in process of collection. Residential real estate loans are placed on non-accrual status at the time the loan is 180 days delinquent. For foreign loans the accrual of interest is typically discontinued at the time the loan is 90 days delinquent. In all cases, loans are placed on non-accrual status, or written-off at an earlier date, if collection of principal or interest is considered doubtful.

The interest on these loans is accounted for on a cash-basis, until qualifying for return to accrual. Interest income is recognized upon receipt of the cash. Loans are returned to accrual status when all the principal and interest amounts contractually due are reasonably assured of repayment within a reasonable time frame (except for loans that the agreement has been terminated), or when the loans are modified (see below).

Modifications and Troubled Debt Restructurings (“TDRs”)—Modifications are considered TDRs if, for economic or legal reasons related to the customer’s financial difficulties, a concession is granted to the customer that the Group would not otherwise consider. The concession granted typically involves a modification of terms such as the change of the interest rate, or the reduction of the principal, or the interest accrued off-balance sheet of the loan or the extension of maturity at a stated interest rate lower than the current market rate for a new loan with similar risk.

Each modified loan resets the number of days past due. TDRs that were non-accruing at the time of the restructuring remain non-accruing until a minimum number of payments are made by the borrower, ranging from 4 to 12 depending on the loan product. Loans classified as TDRs are considered impaired.

Allowance for loan losses and reserves for unfunded lending commitments—The allowance for loan losses is management’s estimate of probable incurred losses, including probable incurred losses related to loans modified in a trouble debt restructuring. A loan is considered impaired when, based on current information and events, it is probable that the Group will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the agreement or when it has been classified as TDR.

Individually significant exposures are considered those which, if impaired would have a material impact on profit. Specifically, individually significant exposures are those customer exposures that, for each NBG Group entity, exceed the lower of 0.1% of the entity’s statutory equity and EUR 750,000.

Once a loan has been identified as individually impaired, management measures impairment in accordance with ASC 310-10-35. Individually impaired loans are measured based on the present value of payments expected to be received, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral. If the recorded investment in impaired loans exceeds the measure of estimated fair value, a specific allowance is established as a component of the allowance for loan losses.

The Group performs periodic and systematic detailed reviews of its lending portfolios to identify inherent risks and to assess the overall collectability of those portfolios. Specifically, our methodology has three primary components: specific allowances, coefficient analysis and homogeneous analysis.

Specific allowance: For individually significant commercial loans, specific allowances are recorded based on: historical loss experience, current economic conditions and performance trends within specific industry sectors, payment history, cash flow analysis, collateral value and any other pertinent information. Future expected cash flows take into consideration the customer’s risk profile, historical information for similar customers as well as an estimate of the impact of current economic conditions and negative credit trends existing at the time of the assessment. These estimates are management’s best estimates regarding the probable impact of the current economic environment on credit losses. If necessary, an allowance for loan losses is established for loans subject to specific allowance. Loss is measured as the difference between the loan’s carrying amount and the present value of estimated future cash flows expected to be received.

Coefficient analysis: Most non-significant commercial loans are subject to coefficient analysis. A coefficient analysis is performed on commercial loans, for which no specific allowance is calculated, as described above and the related allowance is calculated using internal credit rating model. Individual loans are classified by the rating model into 21 risk categories, as described in the Corporate Credit Policy document. The rating class stems from the model algorithm taking into account both quantitative and qualitative factors like industry sector, payment history (including delinquency), capital structure etc. Each individual corporate customer is re-assessed at least once a year (and more frequently if necessary) and its rating may change based on the customer’s financial position and prospects, qualitative criteria and current market conditions. Allowance percentages, or coefficients, based on historic loss rates among these groupings are then applied to determine the allowance for loan losses to be recorded. Our coefficient analysis for the commercial portfolio uses historical data to estimate the default rate assigned to each credit rating. Our rating model was first launched in the beginning of 2007. It was optimized for its use in Greece and validated and calibrated by an internationally recognized and independent advisor. Since then, it is monitored regularly by our Group Risk Management Division, following the Basel II guidelines on monitoring of rating models. The accuracy statistics has shown that the model performs well within the accepted limits, so no change in criteria and weights was necessary. Loss rates are estimated at least annually as at the reporting date.

Homogeneous analysis: The allowance on certain homogeneous loan portfolios, which generally consist of mortgage loans, credit cards and other consumer loans in the consumer loans portfolio segment, and certain non-significant commercial loans is based on the valuation of aggregated portfolios of homogeneous loans, generally by loan type, products.

Loss forecast models are utilized for portfolios of homogeneous loans which consider a variety of factors including, but not limited to, historical loss experience, defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures (see Note 13). The period analyzed for the estimation of the loss rates takes into consideration the long recovery periods historically observed in Greece, and is seven years for credit cards and consumer loans and over twelve years for mortgage loans. These longer recovery periods follow from Greek legislation and judicial system, as well as business practices.

Allowances for losses inherent in loans made through our branches and subsidiaries outside of Greece are estimated by the branch or subsidiary which originated the loan. Methodologies applied are similar to those employed by the Group, for loans in Greece.

Additions to the allowance for loan losses are made by charges to the provision for loan losses and credit exposures deemed to be uncollectible are charged against the provision for loan losses.

Subject to compliance with tax laws in each jurisdiction, a loan which is deemed to be uncollectible or forgiven is written off against the related provision for loans impairment. Subsequent recoveries of amounts previously charged as uncollectible are credited to provision for loan losses in the Income Statement.

Under Greek tax regulations, loans cannot be written off until legal remedies for recovery, which can be a very lengthy process, have been exhausted. Similar regulations apply to our subsidiaries outside Greece, however the legal process takes, in general, significantly less time than in Greece. Historical loss amounts are based on recoveries relating both to balances written off and to balances not written off because not all legal actions for recovery have been fully exhausted.

In addition to the allowance for loan losses, the Group also estimates probable losses related to unfunded lending commitments, such as commercial letters of credit, standby letters of credit and financial guarantees written. Additions to the reserve for unfunded lending commitments are made by charges to the provision for credit losses. The allowance is estimated using the methodology applied to commercial loans.

Fair Value—The Group measures the fair market values of its financial instruments in accordance with ASC 820 “Fair Value Measurements and Disclosures”, which establishes a framework for measuring fair value and also provides certain disclosure requirements. Also in accordance with ASC 820, the Group categorizes its financial instruments, based on the priority of inputs to the valuation technique, into a three-level hierarchy, as discussed below. Trading account assets and liabilities, derivative assets and liabilities, AFS debt and marketable equity securities, and certain other assets are carried at fair value. The Group has also elected to carry certain assets and liabilities at fair value in accordance with ASC 825 “Financial Instruments”. ASC 825 allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis.

The fair value disclosures are presented in Note 35. The levels of hierarchy with respect to the fair values are the following:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain government securities that are highly liquid and are actively traded in over-the-counter (“OTC”) markets.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, as well as debt securities without quoted prices and certain derivative contracts whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes government and corporate debt securities with prices in markets that are not active and over-the-counter derivative contracts.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Transfers between levels are recognized at the end of the reporting period.

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities become unobservable or observable, respectively, in the current marketplace.

Goodwill, software and other intangibles—Net assets of companies acquired in purchase transactions are recorded at fair value at the date of the acquisition. As such, the historical cost basis of individual assets and liabilities are adjusted to reflect their fair value. Goodwill is not amortized, but is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. The Group has an option to assess qualitative factors to determine if it is necessary to perform the goodwill impairment test. If, after assessing the totality of events or circumstances, the Group determines that it is not more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, no further testing is necessary. If, however, the Group determines that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, then the Group is required to perform the first step of the two-step goodwill impairment test. The impairment test is performed in two steps. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, an additional procedure must be performed. That additional procedure compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. Intangible assets subject to amortization are evaluated for impairment if events and circumstances indicate a possible impairment. Intangible assets that are not subject to amortization are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets might be impaired. Intangible assets subject to amortization are amortized on a straight-line basis over the period benefited, using an estimated range of anticipated lives not exceeding a period of 20 years for software and 6 to 11 years for intangibles arising on acquisitions such as customer relationships and core deposits. Trade names have indefinite useful lives.

Premises and equipment—Premises and equipment, including buildings, are stated at cost less accumulated depreciation, except for land, which is stated at cost. Depreciation is provided on a straight-line depreciation basis over the estimated useful lives of individual assets and classes of assets. Maintenance, repairs and minor alterations are expensed as incurred.

Long-lived assets held for sale, including those that are to be disposed of, are evaluated for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability is evaluated by determining if the expected undiscounted future cash flows of a long-lived asset are lower than its carrying value. If not recoverable, the Group recognizes an impairment loss for the difference between the carrying amount and the estimated fair value of the asset. The impairment loss, if any, is reflected in non-interest expense.

Sale and leaseback transactions—We account for sale-leaseback transactions as financings. Accordingly, we record certain of the assets subject to these transactions on our consolidated balance sheets in property and equipment and the related sales proceeds as financing obligations. Payments on the leases are recognized as interest expense and a reduction of the related obligations.

Variable Interest Entities—The Group is involved with VIEs in the normal course of business. The primary use of VIEs is to obtain sources of liquidity for the Group. The Group is also involved in VIEs used for the securitization of certain loans as discussed below.

VIEs are entities defined in ASC 810 “Consolidation” as entities which either have a total equity investment at risk that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest (i.e., ability to make significant decisions through voting rights, right to receive the expected residual returns of the entity, and obligation to absorb the expected losses of the entity). Investors that finance the VIE through debt or equity interests, or other counterparties that provide other forms of support, such as guarantees, or subordinated fee arrangements, are variable interest holders in the entity.

The Group is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities that most significantly impact the VIE’s economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE. The Group continually reassesses whether it is the primary beneficiary of a VIE.

Securitization—The Group securitizes, sells and services interests in residential mortgage loans, credit cards, consumer and commercial loans. In general the loans are sold to VIEs, which issue securities collateralized with these assets. The accounting for these activities is governed by ASC 860 “Transfers and Servicing”. When a financial asset is transferred, the Group assesses whether the transferor and its consolidated affiliates have surrendered control over the transferred financial assets, determining first whether the transferee should be consolidated. A transfer of an entire financial asset, or a portion of a financial asset that meets the definition of a participating interest, in which the Group has surrendered control over those financial assets shall be accounted for as a sale if and only if all of the following conditions are met:

(a) the transferred financial assets have been isolated from the Group—put presumptively beyond the reach of the Group and its creditors, even in bankruptcy or other receivership;

(b) each transferee has the right to pledge or exchange the assets it received, and no condition both constrains the transferee from taking advantage of its rights to pledge or exchange and provided more than a trivial benefit to the Group; and

(c) the Group does not maintain effective control over the transferred assets through either (1) an agreement that both entitles and obligates the Group to repurchase or redeem them before their maturity, (2) the ability to unilaterally cause the holder to return specific assets other than through a cleanup call or (3) an agreement that permits the transferee to require the Group to repurchase the transferred financial assets at a price that is so favorable to the transferee that it is probable that the transferee will require the Group to repurchase them.

For transfers of financial assets recorded as sales, the Group recognizes and initially measures at fair value all assets obtained (including beneficial interests) and liabilities incurred. The Group recognizes a gain or loss in net trading gain/(loss) for the difference between the carrying amount and the fair value of the assets sold.

Income taxes—Income taxes payable on profits, based on the applicable tax laws in each jurisdiction, are recognized as an expense in the period in which profits arise. The Group accounts for deferred income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements.

Deferred income tax assets and liabilities are determined using the asset and liability (or balance sheet) method based on enacted income tax rates/laws expected to apply upon reversal. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax bases of the balance sheet assets and liabilities. The impact on changes in tax laws and rates are recognized in their entirety within income tax expense in the period that includes the date of enactment in the respective jurisdiction.

Recognition of deferred tax assets is based on Management’s belief that it is more likely than not that the tax benefit associated with certain temporary differences, such as tax operating loss carry forward and tax credits, will be realized, based on all available evidence. A valuation allowance is recorded to reduce the amount of the deferred tax assets to the highest amount that is more likely than not to be realized. In making such determination, the Group considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial results. In the event the Group was to determine that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance which would reduce the provision for income taxes.

The Group does not recognize in its financial statements tax benefits for tax positions unless it has met the recognition and measurement principles contained in ASC 740 “Income taxes”. A benefit can only be recognized if it is “more likely than not” that the benefit will be sustained on audit by the taxing authority based solely on the technical merits of the associated tax position. In this evaluation, the Group assumes that the position (1) will be examined by a taxing authority that has full knowledge of all relevant information and (2) will be resolved in the court of last resort. If the recognition threshold is not met, no benefit is recognized, even when the Group believes that a certain amount of benefit will ultimately be realized. Tax benefits for positions meeting the recognition criteria, are recognized in the financial statements in the amount that is at least more likely than not to be sustained upon settlement with the tax authorities. The Group recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense.

Insurance operations—Insurance operations include both life and general (property and casualty) insurance underwriting operations. Life insurance underwriting operations include traditional and universal life-type contracts. Traditional basic life insurance policies with regular and single premium mode are accounted for as long-duration and limited-payment contracts respectively. Riders attached to basic life policies distinguished by the ability of the Group to apply premium increases in order to absorb adverse claims experience. Property and Casualty insurance policies are accounted for as short duration contracts and their corresponding liabilities (Unearned premium reserves, Unexpired risk reserve, Outstanding claims reserve and Provision for claims incurred but not reported (“IBNR”)) are included in Insurance Reserves in the accompanying Consolidated Balance Sheet. Income from insurance operations and expenses such as insurance claims, reserves movement, commissions and reinsurance premium ceded are included in other non-interest income and expenses, respectively. In particular, premiums from life insurance and mortgage payment insurance plans are included in “Other non-interest income”, whereas claims, reserve movement and commissions are included in “Other non-interest expense”.

Premium revenues from traditional life insurance policies (long-duration contracts) are recognized as revenue as and when they become due from policyholders. Premiums collected on universal life-type contracts are not reported as revenue. Revenues from such contracts represent amounts assessed against policyholders and are reported in the period that the amounts are assessed. Premium income from short duration contracts, including reinsurance assumed, is recognized over the life of the policy. Income and costs on policies, which relate to subsequent periods are deferred and recognized in the period to which they relate. Liabilities for outstanding claims and claim adjustment expenses are estimates of payments to be made for reported claims and claim adjustment expenses and estimates of claim and claim adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses of historical loss patterns and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; adjustments are recognized in the period in which the adjustments occur.

The Group establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with U.S.GAAP and applicable actuarial standards. For long duration contracts, principal assumptions used in the establishment of liabilities for future policy benefits are future investment yields, mortality, expenses, options and guarantees, morbidity and termination rates at the time of inception of insurance contracts. Original assumptions are adjusted to reflect actual experience and may require the establishment of premium deficiency reserve. Revised assumptions reflect estimates of future monetary inflation, medical inflation, the swap rate of bonds as at the end of each reporting period and recent experience concerning risk factors mentioned above. An appropriate discount factor is used. Premium deficiency reserve may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. Changes in the premium deficiency reserve are recognized in the period in which the changes occur. The liability for policy benefits for universal life type contracts is calculated as the balance accrued to the benefit of the policyholders at the reporting date and the amount necessary to cover any loss expected to incur due to guarantees offered to policyholders at maturity of the contract.

The Group incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts, including commissions and other incremental direct costs of contract acquisition, are capitalized and recognized in other assets. All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred. Deferred acquisition costs are amortized over the terms of the insurance policies.

For each of its reinsurance agreements, the Group determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Group’s obligations as the primary insurer. The Group reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the Consolidated Balance Sheets. Amounts currently recoverable under reinsurance agreements are included in Other Assets and amounts currently payable are included in Other Liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Group under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Pensions—The Group sponsors both defined contribution and defined benefit pension plans, including defined benefit plans for children of Group personnel. The Group also provides termination indemnities to its retiring staff, depending on the Group company and the jurisdiction in which it operates.

Contributions to defined contribution plans are charged to the income statement as employee benefits when the employee renders service to the Group.

With regards to defined benefit pension plans, the Group calculates the projected benefit obligation at the end of each reporting period as the actuarial present value of all benefits attributed to employee service rendered based on the respective plan’s benefit formula. This obligation less the fair value of any plan assets represents the funded status of the Group’s plans and is recognized in the consolidated balance sheet under accounts payable, accrued expenses and other liabilities. Key assumptions used for the actuarial calculation are determined by the Group through future projections, which are based on historical trends, current market data and agreements between Group companies and their staff. Net periodic pension cost is recognized in the Group’s income statement under employee benefits and includes service cost (the actuarial present value of benefits attributed to services rendered by employees), expected return on plan assets, amortization of prior service cost or credit and actuarial gains or losses. Net gains and losses are amortized to net periodic pension cost if, as of the beginning of the year, that net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market related value of plan assets. Amortization of net gains and losses and prior service cost is performed over the average remaining service period of active employees expected to receive benefits under the plan.

Other assets and other liabilities—Other assets include, among other items, assets acquired through foreclosure proceedings, accounts receivable of non-financial services sector subsidiaries, deferred tax assets and taxes withheld.

Other liabilities include, among other items, accrued expenses and deferred income, deferred tax liabilities, accrued interest and commissions, pension liabilities, dividends payable and other accounts payable.

Foreclosed assets—Foreclosed assets arise when the Group initiates legal actions for debt collection upon the recognition that repayment or restructuring of the debt cannot be achieved. In case the exposures are collateralized with assets, legal actions involve the initiation of an auction program that targets the repayment of the loans through the collateral liquidation value.

The Group, under certain government-sponsored loan guarantee programs, can extend mortgage loans to borrowers with a guarantee that entitles the Group to recover all or a portion of the unpaid principal balance from the government if the borrower defaults. A mortgage loan is derecognized and a separate other receivable is recognized upon foreclosure if the following conditions are met: (1) The loan has a government guarantee that is not separable from the loan before foreclosure, (2) At the time of foreclosure, the Group has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and the Group has the ability to recover under that claim and (3) At the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed. Upon foreclosure, the separate other receivable is measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor.

Assets that are classified as “foreclosed assets” are included in other assets upon actual foreclosure or when physical possession of the collateral is taken, through mutual agreement or court action. These assets are reported as held for sale in accordance with ASC 360-10-45-9. Foreclosed properties are initially measured at the fair value of the property less estimated costs to sell. Prior to foreclosure, any write-downs, if necessary, are charged to the allowance for loan losses. Subsequent to foreclosure, gains or losses on the sale of, and losses on the periodic revaluation of, foreclosed properties are recorded in “Net other income/(expense)”.

Discontinued operations—A discontinued operation is a component of the Group that comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity. Classification as discontinued operations occurs upon disposal or when the operations meet the criteria to be classified as held for sale.

Particularly, a disposal of a component of the Group or a group of components of the Group is reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on the Group’s operations and financial results when any of the following occurs:

1. The component of the Group or group of components of the Group meets the criteria for classification as held for sale.

2. The component of the Group or group of components of the Group is disposed of by sale.

3. The component of the Group or group of components of the Group is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

Examples of a strategic shift that has (or will have) a major effect on the Group’s operations and financial results could include a disposal of a major geographical area, a major line of business, a major equity method investment, or other major parts of the Group.

Discontinued operations are presented on the face of the consolidated statement of income and comprehensive income.

Dividend policy

Current provisions applying to the bank under the Hellenic Financial Stability Fund (“HFSF”) recapitalization framework

Pursuant to the HFSF Law, and in line with the provisions of the Amended Relationship Framework Agreement with the HFSF, the HFSF’s representative who sits on the Board of Directors has veto right over decisions regarding the distribution of dividends.

In line with the provisions of the HFSF Law, for as long as the Bank participates in the recapitalization program under the HFSF Law, as currently applies, distribution of dividends may not exceed 35% of net profits, as these are particularly determined within Greek Law 148/1967, as in force.

Finally, according to Article 16C of the HFSF Law, as long as the HFSF participates in the capital of credit institutions, these credit institutions are not allowed to purchase their own shares without the HFSF’s prior approval.

Provisions on Payments of Dividends in line with the Capital Requirements Directive and Greek Company Law

Payment of dividends by the Bank is also subject to compliance with the Capital Requirements Directive (Directive 2013/36/EU transposed into Greek Law 4261/2014), Greek Company Law (Law 2190/1920), and its Articles of Association.

In particular, the Bank’s profit for a relevant period would be allocated as follows:

(a) between 5% and 20% of our net profits for the period (based on IFRS), if any, are allocated to a statutory reserve until this reserve equals at least one half of the Bank’s share capital. Once this requirement is satisfied, the allocation of further profits to the statutory reserve is not mandatory. The allocation of profits to the statutory reserve will again become mandatory if the reserve subsequently falls below one half of the share capital;

(b) according to article 3 of Greek Law 148/1967, the Bank is required to pay a minimum dividend equal to at least 35% of net profit of the Bank for the period of the year, if any, after the deduction of the amount allocated to the aforementioned statutory reserve and of any profits resulting from the sale of equity participations that represent at least 20% of the paid-up share capital of a subsidiary company, in which the Bank has held an equity participation for at least ten years, as long as the relevant amount of the distributable part of profits is bigger than the amount resulting from the application of article 45 par.2(b) of Greek Company Law 2190/1920 and article 3 of Greek Law 148/1967. Any unrealized net gains from valuation of financial instruments at fair value after the deduction of losses due to the same reason is excluded from the calculation of mandatory dividends prescribed by the applicable framework. The General Meeting, by a majority representing 65% of the paid-up share capital may decide to distribute less than the minimum dividend required by Greek Law 148/1967. In such case, the undistributed dividend (up to at least 35% over net profit prescribed by article 3 par. 1 of Greek Law 148/1967), must be transferred to a special reserve which must, within four years following its formation, be distributed in the form of a share dividend. Alternatively, the General Meeting by a majority representing 70% of the Bank’s paid-up share capital, may vote to distribute an amount lower than the minimum obligatory dividend or not to pay any dividend whatsoever without transferring the relevant amounts to a special reserve; and

(c) subject to paragraph (b) above, after deduction of the minimum obligatory dividend, a portion of profits, to be determined by the General Meeting may be allocated to special reserves and an amount may be deducted in respect of fees payable to the members of the Board of Directors and any remaining profits may be distributed as an additional dividend or treated as retained earnings.

Subject to the provisions regulating a share capital decrease, no profits may be distributed to shareholders if at the end of the previous financial year, the Bank’s total equity is, or as a result of the said distribution will be, less than the Bank’s share capital plus mandatory reserves, whose distribution is prohibited by law or its Articles of Association.

The distributable profits shall not exceed the results of the last financial year on an unconsolidated basis net of tax, plus retained earnings and reserves the distribution of which is allowed (and has been approved by the General Meeting), less any losses carried forward and any amounts required by law or its Articles of Association to be allocated towards the formation of reserves. The profits to be distributed are payable to the shareholders within two months from the approval of the annual financial statements at the Annual General Meeting. A shareholder’s claim to a declared dividend is subject to a five-year statute of limitations, after which the dividend passes to the Hellenic Republic.

Pursuant to relevant legislation, the Bank may also distribute interim dividends at the discretion of its Board of Directors, so long as it submits at least 20 days before the distribution of such dividends to the Ministry of Economy, Development and Tourism an accounting statement of the Bank, and while fulfilling publicity requirements in line with article 46 of Greek Company Law 2190/1920. Interim dividends may not exceed one-half of the net profits, as stated in such accounting statements.

Pursuant to Article 131 of the CRD Law (which transposed into Greek Law article 141 of the CRD IV Directive), the Bank may not make, inter alia, dividend payments, if and to the extent that such payment would cause, when aggregated with other distributions in connection with CET1 referred to in paragraph 1 of Article 131 of Greek law 4261/2014 (which transposed into Greek law Article 141(2) of the CRD IV Directive) the Maximum Distributable Amount to be exceeded. In particular, under Article 131 of Greek Law 4261/2014, credit institutions that meet the combined buffer requirement, are prohibited from making a distribution in connection with CET1 to an extent that would decrease its CET1 capital to a level where the combined buffer requirement is no longer met, whereas credit institutions that fail to meet the “combined buffer requirement” must determine a Maximum Distributable Amount to be calculated in accordance with the provisions of the CRD Law and notify such Maximum Distributable Amount to the Bank of Greece. In the latter case, the credit institution shall not undertake any of the following actions before it has calculated the Maximum Distributable Amount: (a) make a distribution in connection with Common Equity Tier 1 capital; (b) create an obligation to pay variable remuneration or discretionary pension benefits or pay variable remuneration if the obligation to pay was created at a time when the institution failed to meet the combined buffer requirements; (c) make payments on Additional Tier 1 instruments. While an institution fails to meet or exceed its combined buffer requirement, it shall not distribute through any action referred to in the preceding paragraph more than the Maximum Distributable Amount calculated in accordance with article 131 of Greek Law 4261/2014. The above requirement for restrictions on distributions shall apply during the transitional period between January 1, 2016 and December 31, 2018 where institutions fail to meet the combined buffer requirement.

The restrictions will be scaled according to the extent of the breach of the “combined buffer requirement” and calculated as a percentage of the profits of the institution since the last distribution of profits or “discretionary payment”. Such calculation will result in a Maximum Distributable Amount in each relevant period. As an example, the scaling is such that in the first (that is the lowest) quartile of the “combined buffer requirement”, no “discretionary distributions” will be permitted to be paid. In the event of a breach of the “combined buffer requirement”, the Bank will be required to calculate its Maximum Distributable Amount, and as a consequence it may be necessary for the Bank to reduce discretionary payments, including by exercising its discretion to cancel (in whole or in part) dividend payments. The “combined buffer requirements” will be breached if the Bank fails to meet one of the minimum capital ratios applicable to the Bank, as well as, in certain other circumstances.

Resale and repurchase agreements—The Group enters into securities purchases under agreements to resell (resale agreements) and securities sales under agreements to repurchase (repurchase agreements) of substantially identical securities. Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively. The Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets.

The amounts advanced under resale agreements and the amounts borrowed under repurchase agreements are carried on the consolidated balance sheet at the amount advanced or borrowed plus accrued interest. The market value of these securities is monitored and the level of collateral is adjusted accordingly.

Repurchase-to-maturity transactions—A repurchase agreement in which the settlement date of the agreement to repurchase a transferred financial asset is at the maturity date of that financial asset and the agreement does not require the transferor to reacquire the financial asset is accounted for as secured borrowing as if the transferor maintains effective control.

Repurchase financing arrangements—An initial transfer of a financial asset and a contemporaneous repurchase agreement repurchase agreement with the same counterparty are accounted for separately. The repurchase agreement is recognized as secured borrowing.

Repurchase of own debt—Repurchase of own debt is accounted for as a derecognition in accordance with ASC 405-20 “Liabilities—Extinguishment of liabilities”. On the date of extinguishment the difference between the carrying value (which includes amortization of any premium/discount and issue costs up to the re-acquisition date) and the acquisition price is recorded as a gain in the income statement.

Accumulated other comprehensive income/(loss) (“OCI”)—The Group records unrealized gains and losses on AFS Securities, unrecognized actuarial gains and losses, transition obligation and prior service costs on Pension and Postretirement plans and foreign currency translation adjustments in Accumulated OCI, net of tax. Gains and losses on AFS Securities are reclassified to income statement as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to income statement at the time of the charge. Translation gains or losses on foreign currency translation adjustments are reclassified to income statement upon the substantial sale or liquidation of investments in foreign operations.

Treasury stock—The Group’s parent company’s common stock, owned by the Group entities, is considered to be treasury stock and is recorded at cost. Gains and losses on disposal of treasury stock are recorded within equity.

Earnings per share—Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts were exercised and is computed after giving consideration to the weighted average dilutive effect of these common stock equivalents.

For the purpose of the earnings per share calculations, shares owned by entities within the Group are not included in the calculations of the denominators.

Use of estimates—In preparing these consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated balance sheets and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

Recently adopted accounting pronouncements

In March 2016, the FASB issued ASU 2016-05 “Derivatives and Hedging (Topic 815), Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships”. The amendments in this Update clarify that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under Topic 815 does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria (including those in paragraphs 815-20-35-14 through 35-18) continue to be met. The amendments in this Update are effective for the Group beginning on January 1, 2017. The Group applied these amendments prospectively and the ASU 2016-05 did not have an impact on the Group’s consolidated financial position, results of operations and disclosures.

In March 2016, the FASB issued ASU 2016-06 “Derivatives and Hedging (Topic 815), Contingent Put and Call Options in Debt Instruments”. The amendments in this Update clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this Update is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence and it does not have to assess whether the event that triggers the ability to exercise a call (put) option is related to interest rates or credit risks. The amendments in this Update are effective for the Group beginning on January 1, 2017. The Group applied this amendment on a modified retrospective basis and ASU 2016-06 did not have an impact on the Group’s consolidated financial position, results of operations and disclosures.

In March 2016, the FASB issued ASU 2016-07 “Investments—Equity Method and Joint Ventures (Topic 323), Simplifying the Transition to the Equity Method of Accounting”. The amendments in this Update eliminate the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by step basis as if the equity method had been in effect during all previous periods that the investment had been held. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as at the date the investment becomes qualified for equity method accounting. Therefore, upon qualifying for the equity method of accounting, no retroactive adjustment of the investment is required. The amendments in this Update require that an entity that has an available-for sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. The amendments in this Update are effective for the Group beginning on January 1, 2017. The Group applied these amendments prospectively and ASU 2016-07 did not have an impact on the Group’s consolidated financial position, results of operations and disclosures.

Recently issued accounting pronouncements

In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers (Topic 606)”. The guidance in this Update affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (for example, insurance contracts or lease contracts). The ASU will replace most existing revenue recognition guidance in U.S. GAAP. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU outlines key steps that an entity should follow to achieve the core principle. ASU 2014-09, as amended by ASU 2015-14 “Deferral of the Effective Date”, ASU 2016-08 “Principal versus Agent Considerations (Reporting Revenue Gross versus Net)”, ASU 2016-10 “Identifying Performance Obligations and Licensing”, ASU 2016-11 “Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting” and ASU 2016-12 “Narrow-Scope Improvements and Practical Expedients” and ASU 2016-20 “Technical Corrections and Improvements”, becomes effective on January 1, 2018 for the Group. The new standard clarified the guidance related to reporting revenue gross as a principal versus net as an agent. The new standard does not impact the timing or measurement of the Group’s revenue recognition as it is consistent with the Group’s existing accounting for contracts within the scope of the new standard. The Group has chosen to apply this guidance to contracts that have not been completed as of January 1, 2018. The new accounting standard is effective for the Group beginning on January 1, 2018 and is not expected to have a material impact on the Group’s consolidated financial position, results of operations and disclosures.

In January 2016, the FASB issued ASU 2016-01 “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. The amendments in this Update address certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The amendments primarily affect the accounting for equity investments, financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. The amendments in ASU 2016-01 are effective for the Group beginning January 1, 2018. The effect of adopting the ASU is not expected to have a material impact on the Group’s consolidated financial position, results of operations and disclosures.

In February 2016, the FASB issued ASU 2016-02 “Leases (Topic 842)”, which is intended to increase transparency and comparability of accounting for lease transactions. The ASU will require all leases to be recognized on the balance sheet as lease assets and lease liabilities and will require both quantitative and qualitative disclosures regarding key information about leasing arrangements. Lessor accounting is largely unchanged. On January 5, 2018, the FASB issued an exposure draft proposing an amendment to the standard that, if approved, would permit companies the option to apply the provisions of the new lease standard either prospectively as of the effective date, without adjusting comparative periods presented, or using a modified retrospective transition applicable to all prior periods presented. The amendments in this ASU are effective for the Group beginning on January 1, 2019. The Group has not applied these amendments and is currently evaluating the extent of the impact on the Group’s consolidated financial position, results of operations and disclosures. The effect of the adoption will depend on the lease portfolio at the time of transition and the transition options ultimately available.

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments”. The main objective of this Update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in this Update replace the incurred loss impairment methodology in current GAAP with a new accounting model, the Current Expected Credit Losses Model (CECL), which requires earlier recognition of credit losses, while also providing additional transparency about credit risk. The FASB’s CECL model utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, held-to-maturity securities and other receivables at the time the financial asset is originated or acquired. The expected credit losses are adjusted each period for changes in expected lifetime credit losses. For available-for-sale securities where fair value is less than cost, credit-related impairment, if any, will be recognized in an allowance for credit losses and adjusted each period for changes in expected credit risk. The amendments in this Update are effective for the Group on January 1, 2020.

In August 2016, the FASB issued ASU 2016-15 “Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments”. The amendments in this Update provide guidance regarding classification of certain cash receipts and payments where diversity in practice was observed. ASU 2016-15 is required to be applied retrospectively to all periods presented beginning in the year of adoption. ASU 2016-15 is effective for the Group beginning on January 1, 2018. The new accounting standard is not expected to have a significant impact on the Group’s consolidated financial position, results of operations and disclosures.

In October 2016, the FASB issued ASU 2016-16 “Income Taxes (Topic 740), Intra-Entity Transfers of Assets Other Than Inventory”. The Board decided that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Consequently, the amendments in this Update eliminate the exception for an intra-entity transfer of an asset other than inventory. The amendments in this Update are effective for the Group beginning on January 1, 2018. The new accounting standard is not expected to have a significant impact on the Group’s consolidated financial position, results of operations and disclosures.

In November 2016, the FASB issued ASU 2016-18 “Statement of Cash Flows (Topic 230), Restricted Cash”. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update do not provide a definition of restricted cash or restricted cash equivalents. The amendments in this Update are effective for the Group beginning on January 1, 2018. The new accounting standard is not expected to have a significant impact on the Group’s consolidated financial position, results of operations and disclosures.

In January 2017, the FASB issued ASU 2017-01 “Business Combinations (Topic 805): Clarifying the Definition of a Business”. The amendments in this Update clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of businesses. The amendments in this Update narrow the definition of a business by introducing a quantitative screen as the first step, such that if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, the set of transferred assets and activities is not a business. If the set is not scoped out from the quantitative screen, the entity then evaluates whether the set meets the requirement that a business include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. The amendments in this Update are effective for the Group beginning on January 1, 2018 with prospective application. The impact of the ASU will depend upon the acquisition and disposal activities of the Group.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”. The ASU simplifies the subsequent measurement of goodwill impairment by eliminating the requirement to calculate the implied fair value of goodwill (i.e., the current Step 2 of the goodwill impairment test) to measure a goodwill impairment charge. Under the ASU, the impairment test is the comparison of the fair value of a reporting unit with its carrying amount (the current Step 1), with the impairment charge being the deficit in fair value but not exceeding the total amount of goodwill allocated to that reporting unit. The simplified one-step impairment test applies to all reporting units (including those with zero or negative carrying amounts). The ASU will be effective for the Group as of January 1, 2020, with early adoption permitted but the Group does not expect to early adopt this standard.

In March 2017, the FASB issued ASU No. 2017-07, “Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost”, which changes the income statement presentation of net periodic pension cost and requires restating the Group’s financial statements for each of the earlier periods presented in the Group’ s annual financial statements. The change in presentation will be effective for the Group beginning on January 1, 2018. The ASU requires that only the service cost component of net Periodic pension cost to be included in Salaries and employee benefits on the income statement. The other components of net periodic pension cost will be required to be presented outside of Salaries and employee benefits and will be presented in Other non-interest expense. Since both of these income statement line items are part of Non-interest expense, total Non-interest expense will not change, nor will there be any change in Net income. This change in presentation is not expected to have a material effect on Salaries and employee benefits and Other non-interest expense and will be applied prospectively. The components of the net periodic pension cost are currently disclosed in Note 40 to the Consolidated Financial Statements. The new standard also changes the components of net periodic pension cost that are eligible for capitalization when employee costs are capitalized in connection with various activities, such as internally developed software, construction in- progress, and loan origination costs. Prospectively from January 1, 2018, only the service cost component of net periodic pension cost may be capitalized. Existing capitalized balances are not affected. This change in amounts eligible for capitalization is not expected to have a significant effect on the Group’s consolidated financial position, results of operations and disclosures.

In March 2017, the FASB issued ASU 2017-08, “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. The amendments in ASU 2017-08 shorten the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for the Group beginning after January 1, 2019. Early adoption is permitted but the Group does not expect to early adopt this standard. The effect of the adoption of this ASU will depend on the Group’s portfolio at the time of transition.

In August 2017, the FASB issued ASU No. 2017-12, “Targeted Improvements to Accounting for Hedging Activities”, which will better align an entity’s risk management activities and financial reporting for hedging relationships through changes to the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results. The mandatory effective date for calendar year-end public companies including the Group is January 1, 2019 with an option to early adopt. The Group does not intend to early adopt this ASU. The targeted improvements in the ASU will allow increased flexibility to structure hedges of fixed- and floating rate instruments and will allow a one-time transfer of certain pre-payable debt securities from HTM to AFS. Application of the ASU is expected to better reflect the economics of risk management activities and will also reduce the volatility associated with foreign currency hedging. The ASU requires the change in the fair value of the hedging instrument to be presented in the same income statement line as the hedged item and also requires expanded disclosures. The impact of the ASU will depend upon the hedges the Group has at the time of adoption.

In February 2018, the FASB issued ASU No. 2018-03, “Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”, that clarifies the guidance in ASU No. 2016-01, Financial Instruments—Overall (Subtopic 825-10).

ASU 2018-03 is effective for the Group beginning on January 1, 2018. This ASU is not expected to have a material effect on the Group’s consolidated financial position, results of operations and disclosures.